Derivatives and hedge accounting - Gross carrying value of derivatives designated under fair value hedge accounting (Details) - - Derivatives - - fair value hedges - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Interest rate risk | – Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	€ 2,831	€ 3,080
Hedging instrument, liabilities	4,294	5,673
Interest rate risk | – Other interest derivatives
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	213	207
Hedging instrument, liabilities	13	23
Foreign exchange | – Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets		12
Hedging instrument, liabilities		€ 3